Schedule I—Condensed Financial Information of the Company (Details) - Schedule of Balance Sheets - Subsidiaries [Member] ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 11,792	$ 1,623	¥ 2,605
Amounts due from subsidiaries	1,210	167	809
Total current assets	13,002	1,790	3,414
Investments in subsidiaries	1,318,077	181,373	213,620
Total assets	1,331,079	183,163	217,034
Current liabilities:
Accrued payroll	163	24
Total current liabilities	163	24
Total liabilities	163	24
Mezzanine equity	45,794	6,301
EQUITY:
Ordinary shares (Authorized shares:1,950,000,000 at US$0.001 each; issued 90,472,014 and 376,581,138 shares, of which 90,472,014 and 370,551,728 shares were outstanding as of June 30, 2023 and 2024, respectively)	2,617	360	600
Treasury stock	(29)	(4)
Additional paid-in capital	1,583,017	217,830	224,694
Retained earnings	(298,190)	(41,032)	(8,427)
Accumulated other comprehensive income	(2,293)	(316)	167
Total shareholders’ equity	1,285,122	176,838	217,034
Total liabilities, mezzanine equity and shareholders’ equity	¥ 1,331,079	$ 183,163	¥ 217,034